Consolidated Statements of Equity (Unaudited) (Parenthetical) - $ / shares	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement of Stockholders' Equity [Abstract]
Dividends declared per common share	$ 0.9175	$ 0.835